Prepayment and Other Current Assets	12 Months Ended
Dec. 31, 2023
Prepayment and Other Current Assets [Abstract]
PREPAYMENT AND OTHER CURRENT ASSETS

Note 6 - Prepayment and OTHER CURRENT ASSETS

Prepayment and other current assets consist of prepaid expenses, other receivables, and deposits. As of December 31, 2023 and 2022, prepayment and other current assets consisted of the following:

	December 31,	December 31,
	2023	2022
Loan receivable (1)	$3,776,608	$1,605,000
Prepaid input VAT	14,318	1,106,489
Deposits and others	1,216,089	224,155
Subtotal	5,007,015	2,935,644
Allowance for credit losses (2)	(1,155,768)	-
Total prepayment and other current assets	$3,851,247	$2,935,644

(1)

In 2021, the Company entered into a loan agreement to lend $400,000 loan to AGM Group Ltd. In April 2022, the Company extended additional $900,000 loan to AGM Group Ltd. at the interest rate of 1% as working capital support and change the amount to $1,200,000 in April 4, 2023. As of December 31, 2023, the total amount of loans to AGM Group Ltd. was $1,350,000, generating interest income of $24,441.

On April 10, 2022 and 31 July, 2022, the Company entered into a loan agreement with a third party, Muliang Agriculture Limited, to lend $280,000 and $25,000 at the interest rate of 1% for one year as working capital support. On April 9, 2023, both parties agreed to extend the loan to December 31, 2024 and change the amount to $600,000. As of December 31, 2023, the total amount of loans to Muliang Agriculture Limited was $465,000, generating interest income of $5,745.

On March 1, 2023, the Company entered into a loan agreement with a third party, Northnew Management Limited, to lend $2,000,000 at the interest rate of 1%. As of December 31, 2023, the total amount of loans to Northnew Management Limited was $1,925,426, generating interest income of $5,996.

(2)	For the year ended December 31, 2023, the Company recorded credit losses of $1,155,768 for the long-age deposit. No bad debt allowance was recorded for the year ended December 31, 2022 and 2021.